Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2021 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2022	2021
Regulatory assets
Deferred income taxes	1,847	1,806
Rate stabilization and related accounts	453	339
Deferred energy management costs	404	384
Employee future benefits	384	388
Deferred lease costs	130	127
Generation early retirement costs	94	48
Manufactured gas plant site remediation deferral	93	96
Deferred storm costs (1)	53	17
Derivatives	25	20
Other regulatory assets	353	364
Total regulatory assets	3,836	3,589
Less: Current portion	(559)	(492)
Long-term regulatory assets	3,277	3,097

Regulatory liabilities
Deferred income taxes	1,293	1,289
Future cost of removal	1,240	1,217
Derivatives	204	52
Employee future benefits	195	196
Rate stabilization and related accounts	189	116
Renewable energy surcharge	111	107
Energy efficiency liability	87	83
AESO charges deferral (2)	44	15
Other regulatory liabilities	169	147
Total regulatory liabilities	3,532	3,222
Less: Current portion	(484)	(357)
Long-term regulatory liabilities	3,048	2,865
(1)    Includes incremental costs incurred at Central Hudson associated with restoration activities due to significant storm events. Incremental costs incurred in excess of that collected in customer rates are recovered through Central Hudson's rate stabilization account.
(2)    Represents the difference in amounts collected and incurred for transmission-related items at FortisAlberta that are expected to be refunded in future customer rates.

Schedule of Regulatory Liabilities
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2021 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2022	2021
Regulatory assets
Deferred income taxes	1,847	1,806
Rate stabilization and related accounts	453	339
Deferred energy management costs	404	384
Employee future benefits	384	388
Deferred lease costs	130	127
Generation early retirement costs	94	48
Manufactured gas plant site remediation deferral	93	96
Deferred storm costs (1)	53	17
Derivatives	25	20
Other regulatory assets	353	364
Total regulatory assets	3,836	3,589
Less: Current portion	(559)	(492)
Long-term regulatory assets	3,277	3,097

Regulatory liabilities
Deferred income taxes	1,293	1,289
Future cost of removal	1,240	1,217
Derivatives	204	52
Employee future benefits	195	196
Rate stabilization and related accounts	189	116
Renewable energy surcharge	111	107
Energy efficiency liability	87	83
AESO charges deferral (2)	44	15
Other regulatory liabilities	169	147
Total regulatory liabilities	3,532	3,222
Less: Current portion	(484)	(357)
Long-term regulatory liabilities	3,048	2,865
(1)    Includes incremental costs incurred at Central Hudson associated with restoration activities due to significant storm events. Incremental costs incurred in excess of that collected in customer rates are recovered through Central Hudson's rate stabilization account.
(2)    Represents the difference in amounts collected and incurred for transmission-related items at FortisAlberta that are expected to be refunded in future customer rates.